FINANCE LEASES	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
FINANCE LEASES	FINANCE LEASES
As of June 30, 2023, we held seven SFL vessels under finance lease (December 31, 2022: seven vessels). With reference to Note 14, "Operating Leases", we have leased in eight vessels from SFL, a related party, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2023. The daily time charter rate for vessels classified as finance lease was $19,135, of which $7,000 is for operating expenses (including drydocking costs) up until the third quarter of 2022 when the daily time charter rate was reduced to $16,435 until June 30, 2025. Subsequently, the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. For the finance leases, the profit share mechanism is calculated based on a base rate of $14,900 adjusted for reference rate based variable lease consideration. For further description of the calculation of the profit share element and payment structure, refer to Note 14, "Operating Leases". The average daily rate was calculated to be $17,576 for finance leases in 2023 and there was no profit share in the first six months of 2023 for all eight SFL vessels ($1.5 million profit share in the first six months of 2022). Contingent or variable lease expense for the eight SFL leases was recorded in the six months ended June 30, 2023 as interest expense of $1.7 million. In the six months ended June 30, 2022 we recorded a variable lease expense of $0.9 million. The profit share mechanism has not been adjusted with the increased rate.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	83,589
Additions	—
Impairment	—
Depreciation	(7,412)
Balance as of June 30, 2023	76,177
In the first six months of 2023, we recorded no impairments of right of use assets for vessels under finance leases.

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	105,975
Additions	—
Repayments	(12,418)
Interest expense on obligations under finance lease	3,266
Balance as of June 30, 2023	96,823
Current portion	19,007
Non-current portion	77,816

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 5.1 years as of June 30, 2023. The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 5.6 years as of December 31, 2022.

The outstanding obligations under finance leases at June 30, 2023 are payable as follows:

(in thousands of $)
2023 (remaining six months)	12,169
2024	24,553
2025	22,551
2026	20,617
2027	20,617
2028	12,320
Minimum lease payments	112,826
Less: imputed interest	(16,003)
Present value of obligations under finance leases	96,823
With regard to the SFL eight Capesize vessels, we have a purchase option of $112 million en-bloc in 2025. If such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Our lease obligation is secured by the lessor's title to the leased asset.